Dear Shareholder:

We are pleased to enclose the semi-annual report of the operations of The Kansas Municipal Fund for the six months ended January 29, 1999. The Fund's portfolio and related financial statements are presented within for your review.

In 1998, the U.S. economy exhibited more strength than expected. While there has been some weakening in factory orders reflective of foreign competition, the housing market and domestic consumer sales have been strong. Much of this strength can be contributed to the way computer technology has allowed productivity to increase in the U.S.

In addition to new efficient technology, the U.S. is poised to benefit from free international trade. The recent trade deficit has restrained U.S. growth, but at the same time has kept inflation low. However, with the U.S. dollar declining relative to Asian currencies and Europe improving, international trade should become less of a drag on the U.S. economy. This, along with an already robust domestic economy, should help the U.S. prosper.

The main story for municipal investors in 1998 was the increase in the ratio between municipal and Treasury yields. At the beginning of the year, municipals were yielding 87% as much as the 30-year Treasury bond. By year-end, that ratio had climbed to 98%. As yields on the 30-year Treasury bond fell from 5.92% to 5.09%, municipal yields dropped from 5.15% to 5.00%. This abnormal relationship does not appear to be a concern over possible tax law changes, but results from foreign and domestic investor demand for U.S. Treasuries in times of economic turmoil abroad. Restoring municipals and Treasuries to a more normal relationship will likely result as the U.S. trade deficit puts downward pressure on the dollar, thus weakening foreign support for Treasuries.

Municipal bonds remain ridiculously cheap (in terms of price) by historical standards. Normally, buyers pay for the tax benefits of municipals by getting a lower return. Today, however, investors are saving on taxes without giving up return. Faced with a choice of paying taxes on investment income or not, what would you do?

The Kansas Municipal Fund began the year at $12.15 and ended the six month period at $12.22. The Kansas Municipal Fund, at times during the first six months, utilized a defensive position in U.S. Treasury futures to minimize the effects of strong economic growth. Share price was tempered as yields on U.S. Treasuries dropped to record lows in the fall and stabilized share price as yields rose in the latter part of the year. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Kansas double exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Newton Healthcare, Sedgwick County School District #267, and Wyandotte County International Speedway.

The investment objective of the Fund is to provide a high level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery                                Robert E.Walstad
Chief Portfolio Strategist                    President


TERMS & DEFINITIONS
-------------------

Appreciation
   Increase in value of an asset.

Average Annual Total Return
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
   The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
   Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
   Actual (or estimated) price at which a bond trades in the market place.

Maturity
   A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA                             41.8
AA                              15.2
A                               22.3
NR                              12.4
BBB                              8.3

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
H-Housing                      35.6
HC-Health Care                 26.6
U-Utilities                    14.7
GO-General Obligation           6.1
S-School                        4.2
I-Industrial                    4.0
O-Other                         3.3
W/S-Water/Sewer                 3.1
T-Transportation                2.4

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.


COMPARATIVE INDEX GRAPH
-----------------------
[line graph]
             Comparison of change in value of a $10,000 investment in The Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

             Kansas Municipal Fund    Kansas Municipal Fund    Lehman Brother's
             w/o sales charge         w/ max sales charge      Muni Bond Index
             ------------------------------------------------------------------
11/15/90     $10,000                    $9,575                  $10,000
1991         $10,524                   $10,077                  $10,723
1992         $11,855                   $11,351                  $12,198
1993         $13,050                   $12,495                  $13,276
1994         $13,168                   $12,609                  $13,525
1995         $13,988                   $13,394                  $14,592
1996         $14,814                   $14,184                  $15,553
1997         $15,933                   $15,256                  $17,150
1998         $16,372                   $15,676                  $18,177
1/29/1999    $16,863                   $16,146                  $19,025

Average Annual Total Returns
----------------------------

                             For periods ending January 29, 1999
                                                        Since Inception
                          1 year        5 year        (November 15, 1990)
-------------------------------------------------------------------------
Without sales charge      4.59%         4.08%                6.57%
With sales charge          .15%         3.18%                6.01%
-------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Key Statistics
--------------

07-31-98 NAV(share value)        $12.15
01-29-99 NAV                     $12.22
Average Maturity                  21.0 years
Number of Issues                  77
Total Net Assets                 $119,416,060


Schedule of Investments  January 29, 1999 (Unaudited)
-----------------------------------------------------

Name of Issuer
Percentages represent the market value of each investment
category to total net assets
                                                               Rating      Coupon               Principal        Market
                                                             Moody's/S&P    Rate   Maturity      Amount          Value
-----------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.7%)

*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA                   Aaa/AAA     7.000%  06/01/31  $  4,000,000  $  4,353,360
Cowley Cty., KS Community College C.O.P.'s                     A/NR        7.000   03/01/12       900,000       937,539
Douglas Cty., KS USD #497 (Lawrence) G.O.                      Aa-3/NR     6.000   09/01/15     1,000,000     1,092,470
Ford Cty., KS Single Family Mrtge. Rev. Ref.                   A-1/NR      7.900   08/01/10       370,000       399,171
Gardner, KS Elec. Util. Rev.                                   NR/NR       7.000   11/01/09     1,000,000     1,076,690
Garnett, KS (Garnett Hsg. Auth. Project) Rev.                  NR/NR       5.900   10/01/18       500,000       513,080
Goddard, KS (IFR Syst., Inc.)  Indl. Rev. Ref. & Impvt.        NR/NR       6.250   05/01/12       500,000       538,380
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref.                  NR/AA       6.750   01/01/06       490,000       510,443
Hutchinson, KS Single  Family Mrtge. Rev. Ref.                 A/NR        8.875   12/01/12     1,800,000     1,943,892
Johnson Cty., KS Internal Impvt. & Ref.                        Aa-1/NR     6.125   09/01/12     2,410,000     2,603,426
Johnson Cty., KS Single Family Mrtge. Rev.                     A/NR        7.100   05/01/12       790,000       857,790
Johnson Cty., KS Water Dist. #1 Rev.                           Aa/AA+      6.250   12/01/11       700,000       747,215
Johnson Cty., KS Water Dist. #1 Rev. Ref.                      Aa/AA+      6.500   12/01/13       500,000       530,055
Kansas City, KS GNMA Mrtge. Rev. GNMA                          Aaa/NR      5.900   11/01/27     1,640,000     1,724,345
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC                Aaa/AAA     6.375   09/01/23     7,750,000     8,770,830
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC               Aaa/AAA     6.300   09/01/16     2,000,000     2,160,720
Kansas City\Leavenworth Cty.\Lenexa, KS Mrtge. Rev. GNMA       NR/AAA      7.850   11/01/10       490,000       507,150
KS Department of Transportation Highway Rev.                   Aa/AA+      6.000   09/01/12     2,200,000     2,410,342
KS Devl. Fin. Auth. (Indian Ridge Apts.)                       NR/NR       6.000   01/01/28     1,150,000     1,170,458
KS Devl. Fin. Auth. (Jackson Co.) Hlth. Rev.                   Aa-3/NR     5.375   09/01/27     1,000,000     1,036,750
KS Devl. Fin. Auth. (Susan B. Allen Memorial Hosp.) ASGUA      NR/AA       5.250   12/15/23     1,000,000     1,003,060
KS Devl. Finance Auth. (Board of Regents) AMBAC                Aaa/AAA     5.875   06/01/21       750,000       815,385
KS Devl. Finance Auth. (Board of Regents) Rev.                 NR/NR       6.000   04/01/08       500,000       528,210
KS Devl. Finance Auth. (El Dorado/Larned) Rev. Ref. MBIA       Aaa/AAA     6.000   02/01/12     2,000,000     2,116,740
KS Devl. Finance Auth. (Highway Patrol Training Facs.) Rev.    NR/NR       6.300   12/01/05       450,000       476,536
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA           Aa/NR       6.500   08/01/24       750,000       793,320
#KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA          Aa/NR       6.600   08/01/34     1,900,000     2,014,228
KS Devl. Finance Auth. (Oak Ridge Park Apt.)                   NR/NR       6.500   02/01/18     2,065,000     2,185,926
KS Devl. Finance Auth. (Oak Ridge Park Apt.)                   NR/NR       6.625   08/01/29     1,875,000     2,007,825
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA                 Aaa/AAA     6.400   01/01/24       770,000       816,993
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA    Aaa/AAA     5.800   11/15/21       430,000       467,634
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA    Aaa/AAA     5.800   11/15/16       550,000       605,396
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA    Aaa/AAA     5.800   11/15/21       680,000       739,514
KS Devl. Finance Auth. Multifamily Hsg. Rev.                   NR/AAA      6.000   12/01/21     1,975,000     2,097,549
KS Devl. Finance Auth. Water Fund Rev.                         Aa-1/AA+    6.000   11/01/14       500,000       552,930
KS Water Finance Auth. (Public Water Supply Dist #6) Rev.      NR/NR       6.000   05/01/17       255,000       273,628
Lawrence, KS (Brandon Woods) Multifamily Hsg. Devl. Rev. Ref.  NR/A        6.625   04/01/12     2,000,000     2,086,780
Lawrence, KS (Memorial Hospital) Rev.                          A-3/NR      6.000   07/01/09     2,000,000     2,171,260
Lawrence, KS (Memorial Hospital) Rev.                          A-3/NR      6.200   07/01/14     1,200,000     1,313,940
Lawrence, KS (Memorial Hospital) Rev.                          A-3/NR      6.200   07/01/19     1,725,000     1,867,968
Leavenworth Cty., KS (Lansing) USD #469 G.O. FSA               Aaa/AAA     5.750   09/01/15       930,000     1,032,858
Leavenworth Cty., KS (Lansing) USD #469 G.O. FSA               Aaa/AAA     5.750   09/01/14       875,000       967,566
Lenexa KS (Lakeview Village)  Hlth. Care Facs. Rev.            NR/BBB-     6.250   05/15/26     8,000,000     8,642,560
*Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA      NR/AA       6.450   02/01/18     2,500,000     2,655,825
Newton, KS (Newton Healthcare) Hosp. Rev.                      NR/BBB-     5.700   11/15/18     1,000,000     1,039,350
Newton, KS (Newton Healthcare) Hosp. Rev. ACA                  NR/A        5.750   11/15/24       500,000       527,400
Olathe, KS (Bristol Pointe) Multifamily Hsg. Rev. Ref. FNMA    NR/AAA      5.700   11/01/27     2,210,000     2,286,400
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.        NR/A-       5.950   07/01/22     5,060,000     5,279,655
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.        NR/A-       6.100   07/01/22       785,000       822,759
Olathe, KS Hlth. Care Ref. (Luth. Gd. Sam.) AMBAC              Aaa/AAA     6.000   05/01/19       900,000       987,543
Olathe, KS Hlth. Care Ref. (Olathe Med. Ctr.) AMBAC            Aaa/AAA     6.000   09/01/11     1,000,000     1,022,590
Olathe, KS Hlth. Care Ref. (Olathe Med. Ctr.) AMBAC            Aaa/AAA     5.875   09/01/16     2,000,000     2,103,720
Pratt, KS Elec. Util. Syst.  Rev. Ref. & Impvt. AMBAC          Aaa/AAA     6.600   11/01/07     1,000,000     1,180,030
Riley Cty., KS (Colbert Hills Golf Project)                    NR/NR       5.550   05/01/23     2,590,000     2,651,797
Salina, KS Combined Water &  Sewage Syst. Impvt. Rev. MBIA     Aaa/AAA     6.250   10/01/12       500,000       521,170
Sedgwick Cty., KS USD #267 (Renwick) G.O. AMBAC                Aaa/AAA     5.000   11/01/19     1,000,000     1,002,920
Seward Cty., KS G.O. AMBAC                                     Aaa/AAA     6.000   08/15/13       750,000       805,260
Seward Cty., KS Single Family Mrtge. Rev. Ref.                 Aa-1/NR     8.000   05/01/11       290,000       311,008
Shawnee Cty., KS (Auburn-Washburn) USD #437 G.O. Ref. FGIC     Aaa/AAA     6.600   09/01/09       500,000       542,950
Shawnee, KS Int. Impvt. G.O.                                   Aa-3/NR     5.850   12/01/06       235,000       249,253
Wichita KS Multifamily Hsg. Rev. (Innes Station Apt. 5)        NR/NR       6.250   03/01/28     1,750,000     1,765,750
Wichita, KS (Broadmoor Chelsea) Multifamily Hsg. Rev. FNMA     NR/AAA      5.650   07/01/16       990,000     1,029,402
#Wichita, KS (Broadmoor Chelsea) Multifamily Hsg. Rev. FNMA    NR/AAA      5.700   07/01/22     2,000,000     2,077,980
Wichita, KS (CSJ Hlth. Sys.) Rev.                              NR/A+       7.000   11/15/08       640,000       697,594
Wichita, KS (CSJ Hlth. Sys.) Rev.                              NR/A+       7.200   10/01/15     2,225,000     2,550,295
Wichita, KS (CSJ Hlth. Sys.) Rev.                              NR/A+       7.000   11/15/18     2,350,000     2,554,967
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA             Aaa/AAA     6.250   10/01/10     1,000,000     1,094,050
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA                NR/AA       7.000   03/01/05       440,000       486,803
Wichita, KS Hlth. Care (KS Masonic Home) Rev.                  NR/NR       6.375   12/01/22     1,275,000     1,318,108
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.            NR/A        5.850   12/01/25     1,000,000     1,039,570
Wichita, KS Multifamily Hsg. (Cimarron Apts.) FNMA             Aa/AAA      5.550   10/01/22     1,000,000     1,025,090
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA        Aaa/NR      6.125   08/20/28     1,900,000     1,993,290
Wichita, KS Public Building Commission Rev.                    A/AA-       5.500   08/01/14       715,000       755,197
Wichita, KS Public Building Commission Rev. AMBAC              Aaa/AAA     5.750   02/01/17       350,000       369,372
Wichita, KS Single Family Mrtge. Rev. Ref.                     A/NR        7.100   09/01/09       900,000       963,864
Wichita, KS Water & Sewer Util. Ref. & Impvt. FGIC             Aaa/AAA     6.000   10/01/12     1,000,000     1,069,020
Wyandotte Cty, KS (KS Int'l. Speedway) Sales Tax Rev. MBIA     Aaa/AAA     5.000   12/01/27     2,500,000     2,484,650
                                                                                                            -----------
KANSAS MUNICIPAL BONDS (COST: $110,071,962)                                                                $116,726,544
                                                                                                            -----------
SHORT-TERM SECURITIES (.9%)
 Federated Tax-Free Fund 73                                                                                $    591,970
 Federated Intermediate Municipal Trust 78                                                                      503,724
                                                                                                            -----------
TOTAL SHORT-TERM SECURITIES (COST: $1,091,970)                                                             $  1,095,694
                                                                                                            -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $111,163,932)                                                       $117,822,238
OTHER ASSETS LESS LIABILITIES                                                                                 1,593,822
                                                                                                            -----------
NET ASSETS                                                                                                 $119,416,060
                                                                                                            ===========


* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


Financial Statements January 29, 1999

Statement of Assets and Liabilities January 29, 1999 (Unaudited)
----------------------------------------------------------------

Assets
     Investment in securities, at value (cost: $111,163,932)              $   117,822,238
     Variation margin on futures                                                  584,807
     Accrued dividends receivable                                                   3,184
     Accrued interest receivable                                                1,925,463
     Prepaid expenses                                                               9,732
     Receivable for fund shares sold                                                9,207
                                                                           --------------
        Total Assets                                                      $   120,354,631
                                                                           --------------

Liabilities
     Dividends payable                                                    $       454,625
     Accrued expenses                                                              91,485
     Payable for fund shares redeemed                                              80,104
     Bank overdraft                                                               312,357
                                                                           --------------
        Total Liabilities                                                 $       938,571
                                                                           --------------

Net Assets                                                                $   119,416,060
                                                                           ==============

Net assets are represented by:
     Paid-in capital                                                      $   118,860,171
     Accumulated undistributed net realized gain(loss) on investments          (6,241,074)
     Unrealized appreciation on futures                                           138,657
     Unrealized appreciation on investments                                     6,658,306
                                                                           --------------
          Total amount representing net assets applicable to
           9,773,166 outstanding shares of no par common
          stock (unlimited shares authorized)                             $   119,416,060
                                                                           ==============
Net asset value per share                                                 $         12.22
                                                                           ==============

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 29, 1999 (Unaudited)
------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                             $     3,387,671
     Dividend                                                                      19,279
                                                                           --------------
         Total Investment Income                                          $     3,406,950
                                                                           --------------

EXPENSES
     Investment advisory fees                                             $       296,456
     Service fees                                                                 140,286
     Custodian fees                                                                 8,871
     Transfer agent fees                                                           61,678
     Accounting service fees                                                       37,139
     Transfer agent out of pockets                                                  7,144
     Professional fees                                                              5,015
     Trustees fees                                                                  3,495
     Insurance                                                                        205
     Reports to shareholders                                                        2,937
     Registration and filing fees                                                      40
                                                                           --------------
         Total Expenses                                                   $       563,266
                                                                           --------------

NET INVESTMENT INCOME                                                     $     2,843,684
                                                                           --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                              $       541,151
     Futures transactions                                                        (844,188)
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                          $       804,701
     Futures                                                                      138,657
                                                                           --------------
          Net Realized And Unrealized Gain (Loss)
          On Investments and Futures                                      $       640,321
                                                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                 $     3,484,005
                                                                           ==============


The accompanying notes are an integral part of these financial statements.

Financial Statements January 29, 1999

Statement of Changes in Net Assets For the six months ended January 29, 1999 and the year ended July 31, 1998
----------------------------------------------------------------------------

                                                                                          For The Six
                                                                                          Months Ended           For The
                                                                                        January 29, 1999       Year Ended
                                                                                           (Unaudited)       July 31, 1998
                                                                                        ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                              $   2,843,684        $   6,095,141
     Net realized gain (loss) on investment and futures transactions                         (303,037)          (1,671,434)
     Net change in unrealized appreciation (depreciation) on investments and futures          943,358           (1,066,095)
                                                                                        -----------------------------------
          Net Increase (Decrease) in Net Assets Resulting From Operations               $   3,484,005        $   3,357,612
                                                                                        -----------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.29 and $.60 per share,
     respectively)                                                                      $  (2,843,684)       $  (6,095,141)
     Distributions from net realized gain on investment transactions                                0                    0
                                                                                        -----------------------------------
          Total Dividends and Distributions                                             $  (2,843,684)       $  (6,095,141)
                                                                                        -----------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                                       $   4,322,700        $   8,635,428
     Proceeds from reinvested dividends                                                     1,954,884            4,211,696
     Cost of shares redeemed                                                               (7,525,580)         (18,287,314)
                                                                                        ----------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions                                               $  (1,247,996)       $  (5,440,190)
                                                                                        ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 $    (607,675)       $  (8,177,719)

NET ASSETS, BEGINNING OF PERIOD                                                           120,023,735          128,201,454
                                                                                        ----------------------------------
NET ASSETS, END OF PERIOD                                                               $ 119,416,060        $ 120,023,735
                                                                                        ==================================


The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements   January 29, 1999 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 29, 1999, a net capital loss carryforward totaling $5,951,996, which may be used to offset capital gains realized during subsequent years through July 31, 2006.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 29, 1999, the Fund had outstanding futures contracts to sell debt securities as follows:

                                  Number of      Valuation         Unrealized
Contracts            Expiration   Futures         as of          Appreciation
 To Sell                Date     Contracts   January 29, 1999   (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury Notes     3/99        115         $584,807           $152,617
--------------------------------------------------------------------------------

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 29, 1999, there were unlimited shares of no par authorized; 9,773,166 and 9,875,312 shares were outstanding at January 29, 1999 and July 31, 1998, respectively.

Transactions in capital shares were as follows:

                                                          Shares
                                            --------------------------------
                                              For The Six
                                              Months Ended       For The
                                            January 29, 1999    Year Ended
                                               (Unaudited)     July 31, 1998
                                            --------------------------------
Shares sold                                      355,091          706,375
Shares issued on reinvestment of dividends       160,698          344,664
Shares redeemed                                 (617,935)      (1,497,432)
                                            --------------------------------
Net increase (decrease)                         (102,146)        (446,393)
                                            ================================

Note 4.     INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $296,456 of investment advisory fees for the six months ended January 29, 1999. The Fund has a payable to Ranson
Capital Corporation of $47,989 at January 29, 1999 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation, (Ranson), its principal underwriter, an annual fee for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $140,286 of service fee expenses after partial waiver for the six months ended January 29, 1999. The Fund has a payable to Ranson of $22,603 at January 29, 1999 for service fees. In addition, the Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $61,678 of transfer agency fees and expenses for the six months ended January 29, 1999. The Fund has a payable to ND Resources, Inc. of $9,960 at January 29, 1999 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $37,139 of accounting service fees for the six months ended January 29, 1999. The Fund has a payable to ND Resources, Inc. of $6,002 at January 29, 1999 for accounting service fees.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $10,065,346 and $11,958,818, respectively, for the six months ended January 29, 1999.

Note 6.     INVESTMENT IN SECURITIES

At January 29, 1999, the aggregate cost of securities for federal income tax purposes was $111,163,932, and the net unrealized appreciation of investments based on the cost was $6,658,306, which is comprised of $6,667,952 aggregate gross unrealized appreciation and $9,646 aggregate gross unrealized depreciation.


Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------


                                              For the Six      For the      For the      For the     For the      For the
                                              Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                            January 29, 1999   July 31,     July 31,    July 31,     July 31,     July 31,
                                              (Unaudited)       1998         1997         1996         1995         1994
                                            -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.15       $  12.42     $  12.14     $  12.07     $  12.00     $  12.67
                                            -------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                     $    .29       $    .60     $    .61     $    .69     $    .65     $    .66
     Net realized and unrealized gain (loss)
     on investment and futures transactions         .07           (.27)         .28          .07          .07         (.53)
                                             ------------------------------------------------------------------------------
         Total From Investment Operations      $    .36       $    .33     $    .89     $    .76     $    .72     $    .13
                                             ------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income      $   (.29)      $   (.60)    $   (.61)    $   (.69)    $   (.65)    $   (.66)
     Distributions from net capital gains           .00            .00          .00          .00          .00         (.14)
                                             ------------------------------------------------------------------------------
         Total Distributions                   $   (.29)      $   (.60)    $   (.61)    $   (.69)    $   (.65)    $   (.80)
                                             ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  12.22       $  12.15     $  12.42     $  12.14     $  12.07     $  12.00
                                             ==============================================================================

Total Return                                  6.00%(A)(C)      2.76%(A)     7.56%(A)     5.90%(A)     6.23%(A)     0.91%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)  $ 119,416      $ 120,024    $ 128,201    $ 132,349    $ 130,091    $ 127,337
     Ratio of net expenses (after expense
     assumption) to average net assets           0.95%(C)      0.95%(B)     0.93%(B)     0.85%(B)     0.82%(B)     0.70%(B)
      Ratio of net investment income to
     average net assets                          4.76%(C)      4.93%        5.02%        5.18%        5.46%        5.26%
     Portfolio turnover rate                     8.59%        26.68%       18.64%       20.14%       57.00%       55.00%


(A)   Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $3,901, $46,741, $212,056, $295,875, and
     $419,129, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.95%, 0.97%, 1.01%, 1.06%, and 1.06%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder,

We are pleased to enclose the semi-annual report of the operations of The Kansas Insured Intermediate Fund, for the six months ended January 29, 1999. The Fund's portfolio and related financial statements are presented within for your review.

In 1998, the U.S. economy exhibited more strength than expected. While there has been some weakening in factory orders reflective of foreign competition, the housing market and domestic consumer sales have been strong. Much of this strength can be contributed to the way computer technology has allowed productivity to increase in the U.S.

In addition to new efficient technology, the U.S. is poised to benefit from free international trade. The recent trade deficit has restrained U.S. growth, but at the same time has kept inflation low. However, with the U.S. dollar declining relative to Asian currencies and Europe improving, international trade should become less of a drag on the U.S. economy. This, along with an already robust domestic economy, should help the U.S. prosper.

The main story for municipal investors in 1998 was the increase in the ratio between municipal and Treasury yields. At the beginning of the year, municipals were yielding 87% as much as the 30-year Treasury bond. By year-end, that ratio had climbed to 98%. As yields on the 30-year Treasury bond fell from 5.92% to 5.09%, municipal yields dropped from 5.15% to 5.00%. This abnormal relationship does not appear to be a concern over possible tax law changes, but results from foreign and domestic investor demand for U.S. Treasuries in times of economic turmoil abroad. Restoring municipals and Treasuries to a more normal relationship will likely result as the U.S. trade deficit puts downward pressure on the dollar, thus weakening foreign support for Treasuries.

Municipal bonds remain ridiculously cheap (in terms of price) by historical standards. Normally, buyers pay for the tax benefits of municipals by getting a lower return. Today, however, investors are saving on taxes without giving up return. Faced with a choice of paying taxes on investment income or not, what would you do?

The Kansas Insured Intermediate began the year at $12.07 and closed the six month period at $12.18. The Kansas Insured Intermediate Fund, at times during the first six months, utilized a defensive position in U.S. Treasury futures to minimize the effects of strong economic growth. Share price was tempered as yields on U.S. Treasuries dropped to record lows in the fall and stabilized share price as yields rose in the latter part of the year. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Insured Kansas tax-exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Harvey County School District #373, Mission Kansas Multi-Family Housing, and Wyandotte County International Speedway.

The investment objective of the Fund is to provide a high level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery				Robert E.Walstad
Chief Portfolio Strategist			President

Terms & Definitions

Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
Actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", and "A", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


PERFORMANCE AND COMPOSITION
---------------------------
Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]

AAA          93.8
AA            6.2

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.


Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]

GO-General Obligation          31.1
H-Housing                      26.1
HC-Health Care                 23.6
W/S-Water/Sewer                 6.3
O-Other                         3.8
U-Utilities                     2.7
I-Industrial                    2.4
T-Transportation                1.5
C/L-COP/Lease                   1.3
S-Schools                       1.2

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.


COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

                      Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman
                      Bros. Municipal 7 Year Maturity Bond Index

               The Kansas Insured      The Kansas Insured        Lehman Bros. Municipal
               Intermediate Fund       Intermediate Fund        7 Year Maturity Bond Index
               w/o sales charge        w/ max sales charge
               ---------------------------------------------------------------------------
11/23/1992        $10,000                   $9,725                    $10,000
1993              $10,829                  $10,531                    $10,694
1994              $11,025                  $10,722                    $10,981
1995              $11,656                  $11,335                    $11,869
1996              $12,326                  $11,987                    $12,470
1997              $12,912                  $12,557                    $13,548
1998              $13,321                  $12,955                    $14,273
1/29/1999         $13,738                  $13,360                    $14,985

Average Annual Total Returns


                             For periods ending January 29, 1999
                             -----------------------------------
                                                        Since Inception
                             1 year       5 year        (November 23, 1992)
                             ------       ------        -------------------
Without sales charge          4.93%        3.66%              5.27%
With sales charge             2.04%        3.08%              4.79%

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers' index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics
--------------
07-31-98 NAV(share value)        $12.07
01-29-99 NAV                     $12.18
Average Maturity                   9.9 years
Number of issues                  46
Total Net Assets              $21,053,191




Schedule of Investments  January 29, 1999 (Unaudited)
Name of Issuer
Percentages represent the                                       Rating
Market value of each                                            Moody's     Coupon                     Principal          Market
investment category to total net assets                          /S&P        Rate       Maturity        Amount             Value
--------------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (96.1%)

Butler Cty., KS (Augusta) USD #402 G.O. AMBAC                    Aaa/AAA      5.400%    10/01/06         $200,000       $210,050
*Douglas Cty., KS USD #497 (Lawrence) G.O. FGIC                  Aaa/AAA      7.200     09/01/02        1,370,000      1,530,276
Harvey Cty., KS USD #373 (Newton) FSA                            Aaa/AAA      5.000     09/01/16          250,000        256,405
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA                     Aaa/AAA      5.150     09/01/09          510,000        549,025
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA                     Aaa/AAA      5.200     09/01/10          600,000        643,482
Johnson Cty., KS USD #233 (Olathe) G.O. AMBAC                    Aaa/AAA      6.150     03/01/07          300,000        322,629
Kansas City, KS (St.  Margaret Hlth. Ctr.) AMBAC                 Aaa/AAA      5.700     08/01/03          250,000        268,158
Kansas City, KS Special Obligation Escrowed                       NR/AAA      6.000     02/15/03          200,000        215,920
KS Devl. Fin. Auth. (Hays Medl. Ctr.) Rev. MBIA                  Aaa/NR       5.300     11/15/09          375,000        406,500
KS Devl. Fin. Auth. (Hays Medl. Ctr.) Rev. MBIA                  Aaa/NR       5.200     11/15/08          375,000        403,530
#KS Devl. Fin. Auth. (Stormont Vail) Hlth. Care Rev. MBIA        Aaa/AAA      5.700     11/15/08          450,000        493,511
KS Devl. Fin. Auth. (Stormont Vail) Hlth. Care Rev. MBIA         Aaa/AAA      5.600     11/15/07          100,000        109,011
KS Devl. Fin. Auth. Multifamily (Park Apts.) Hsg. Rev. FNMA       NR/AAA      5.700     12/01/09          325,000        338,042
KS Devl. Fin. Auth. Pooled Ref. Lease Rev. MBIA                  Aaa/AAA      5.500     10/01/05          250,000        270,070
KS State Turnpike Auth. Rev. FGIC                                Aaa/AAA      5.450     09/01/10          200,000        215,040
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA             Aaa/AAA      5.400     11/15/04          155,000        166,134
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA          NR/AA       6.050     02/01/06          350,000        363,944
*Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA         NR/AA       5.875     02/01/04          500,000        521,390
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev. ASGUA          NR/AA       5.950     02/01/05          250,000        260,340
McPherson Cty., KS (McPherson) USD #418 G.O. FSA                 Aaa/AAA      5.700     09/01/06          400,000        438,772
Mission, KS (Lamar Place)  Multifamily Hsg. Rev. FNMA             NR/AAA      5.000     10/01/14          605,000        607,983
Mission, KS (Lamar Place) Multifamily Hsg. Rev. FNMA              NR/AAA      5.180     10/01/23          945,000        949,460
Olathe, KS (Bristol Pointe) MultiFamily Hsg. Rev. Ref. FNMA       NR/AAA      5.250     11/01/12          485,000        497,508
Olathe, KS (Evang. Lutheran Good Samaritan Soc.) AMBAC           Aaa/AAA      5.500     05/01/03          110,000        117,208
Olathe, KS (Evang. Lutheran Good Samaritan Soc.) AMBAC           Aaa/AAA      5.400     05/01/02          150,000        157,424
Olathe, KS (Evang. Lutheran Good Samaritan Soc.) AMBAC           Aaa/AAA      5.200     05/01/01          140,000        144,549
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC                   Aaa/AAA      5.125     09/01/12          500,000        519,245
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. Ref. AMBAC              Aaa/AAA      5.600     09/01/05        1,000,000      1,054,380
Sedgwick Cty., KS (Maize) USD #266 G.O. FSA                      Aaa/AAA      5.500     09/01/05          300,000        320,436
Sedgwick Cty., KS (Maize) USD #266 G.O. FSA                      Aaa/AAA      5.600     09/01/06          200,000        214,110
Sedgwick Cty., KS (Renwick) USD #267 G.O. AMBAC                  Aaa/AAA      6.000     11/01/07          570,000        636,171
Sedgwick Cty., KS (Renwick) USD #267 G.O. AMBAC                  Aaa/AAA      5.850     11/01/06          290,000        321,839
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Rev. GNMA         Aaa/NR       5.200     12/01/08          505,000        520,514
Shawnee Cty., KS (Shawnee Heights) USD #450 G.O. FSA             Aaa/AAA      6.500     09/01/00          250,000        261,245
*Shawnee Cty., KS (Topeka) USD #501 G.O. FGIC                    Aaa/AAA      5.550     02/01/07          820,000        873,144
Wellington, KS Utility Rev. AMBAC                                Aaa/AAA      4.950     05/01/11          300,000        312,003
Wellington, KS Utility Rev. AMBAC                                 NR/AAA      5.000     05/01/12          250,000        260,570
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref. MBIA    Aaa/AAA      6.100     10/01/04          775,000        847,300
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref. MBIA    Aaa/AAA      6.000     10/01/03          250,000        272,115
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA                   NR/AA       7.000     03/01/05          100,000        110,637
#Wichita, KS Multi Hsg. (Broadmoor Chelsea) Rev. FNMA             NR/AAA      5.375     07/01/10          625,000        647,100
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA          Aa/AAA      5.250     10/01/12          775,000        796,785
Wichita, KS Water & Sewer Util. Rev. Ref. FGIC                   Aaa/AAA      5.600     04/01/05          610,000        638,859
Wichita, KS Water & Sewer Util. Rev. Ref. FGIC                   Aaa/AAA      5.750     10/01/06          150,000        157,341
Wichita, KS Water & Sewer Util. Rev. FGIC                        Aaa/NR       5.000     07/01/11          500,000        523,020
Wyandotte Cty, KS (KS Int'l. Speedway) Sales Tax Rev. MBIA       Aaa/AAA      5.000     12/01/27          500,000        496,930
                                                                                                                     -----------
TOTAL KANSAS MUNICIPAL BONDS (COST: $19,226,299)                                                                     $20,240,104
                                                                                                                     -----------
SHORT-TERM SECURITIES (2.1%)
 Federated Tax-Free Fund 73                                                                                          $   182,913
 Federated Intermediate Municipal Trust 78                                                                               250,000
                                                                                                                     -----------
TOTAL SHORT-TERM SECURITIES (COST: $432,913)                                                                         $   432,913
                                                                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $19,659,212)                                                                  $20,673,017
OTHER ASSETS LESS LIABILITIES                                                                                            380,174
                                                                                                                     -----------
NET ASSETS                                                                                                           $21,053,191
                                                                                                                     ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segragated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Funds Manager.

The accompanying notes are an integral part of these financial statements.



Financial Statements January 29, 1999

Statement of Assets and Liabilities January 29, 1999 (Unaudited)
-----------------------------------------------------------------

Assets
     Investment in securities, at value (cost: $19,659,212)                            $20,673,017
     Cash                                                                                   17,847
     Variation margin on futures                                                            80,627
     Accrued interest receivable                                                           367,786
     Prepaid expenses                                                                        1,689
     Accrued dividends receivable                                                              482
                                                                                       -----------
        Total Assets                                                                   $21,141,448
                                                                                       -----------


Liabilities
     Dividends payable                                                                 $    74,930
     Accrued expenses                                                                       13,327
                                                                                       -----------
        Total Liabilities                                                              $    88,257
                                                                                       -----------

Net Assets                                                                             $21,053,191
                                                                                       -----------



Net assets are represented by:
     Paid-in capital                                                                   $20,955,405
     Accumulated undistributed net realized gain(loss) on
     Investments                                                                         (933,832)
     Unrealized appreciation on futures                                                     17,813
     Unrealized appreciation on investments                                              1,013,805

          Total amount representing net assets applicable to
          1,728,323 outstanding shares of no par common
          stock (unlimited shares authorized)                                          $21,053,191
                                                                                       ===========
Net asset value per share                                                              $     12.18
                                                                                       ===========
The accompanying notes are an integral part of these financial statements.


Statement of Operations  For the six months ended January 29, 1999 (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest                                                                          $   523,041
     Dividends                                                                              10,714
                                                                                       -----------
         Total Investment Income                                                       $   533,755
                                                                                       -----------


EXPENSES
     Investment advisory fees                                                          $    37,066
     Custodian fees                                                                          1,560
     Transfer agent fees                                                                    15,016
     Accounting service fees                                                                17,138
     Transfer agent out of pockets                                                           1,766
     Professional fees                                                                       2,973
     Trustees' fees                                                                          1,227
     Reports to shareholders                                                                 1,027
     Registration and filing fees                                                              249
     Insurance Expense                                                                          36
                                                                                       -----------
        Total Expenses                                                                 $    78,058
                                                                                       -----------
NET INVESTMENT INCOME                                                                  $   455,697
                                                                                       -----------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                                           $    37,892
     Futures transactions                                                                 (130,904)
     Net change in unrealized appreciation (depreciation) of:
     Investment transactions                                                           $   271,711
     Futures transactions                                                                   17,813
                                                                                       -----------
          Net Realized and Unrealized Gain (Loss) on Investments and Futures           $   196,512
                                                                                       -----------


NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                              $   652,209
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.


Financial Statements January 29, 1999


Statement of Changes in Net Assets
For the six months ended January 29, 1999 and  the year ended July 31, 1998
---------------------------------------------------------------------------

                                                                            For The Six Months Ended          For The Year Ended
                                                                               January 29, 1999                    July 31, 1998
                                                                                  (Unaudited)
                                                                            ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                  $        455,697                  $         993,262
     Net realized gain (loss) on investment and futures transactions                 (93,012)                          (125,540)
     Net change in unrealized appreciation (depreciation)
     on investments and futures                                                      289,524                           (212,731)
                                                                            ----------------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting From Operations   $        652,209                  $         654,991
                                                                            ----------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.26 and $.54 per share,
     Respectively)                                                          $       (455,697)                 $        (993,262)
     Distributions from net realized gain on investment transactions                       0                                  0
                                                                            ----------------------------------------------------
     Total Dividends and Distributions                                      $       (455,697)                 $        (993,262)
                                                                            ----------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                           $        765,794                  $         746,870
     Proceeds from reinvested dividends                                              271,357                            603,378
     Cost of shares redeemed                                                        (765,313)                        (5,960,554)
                                                                            ----------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
     From Capital Share Transactions                                        $        271,838                  $      (4,610,306)
                                                                            ----------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     $        468,350                  $      (4,948,577)

NET ASSETS, BEGINNING OF PERIOD                                                   20,584,841                         25,533,418
                                                                            ----------------------------------------------------
NET ASSETS, END OF PERIOD                                                   $     21,053,191                  $      20,584,841
                                                                            ====================================================

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements January 29, 1999 (Unaudited)

Note 1.     ORGANIZATION

Business Operations -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November
23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.


Note 2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.


The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization were amortized over a 60-month period on the straight-line basis. The entire cost of $37,500 has been amortized as of January 29, 1999.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 29, 1999, a net capital loss carryforward totaling $842,915, which may be used to offset capital gains realized during subsequent years through July 31, 2006.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 29, 1999, the Fund had outstanding futures contracts to sell debt securities as follows:



Contracts                      Expiration              Number of                 Valuation                           Unrealized
   To                             Date                 Futures                    as of                            Appreciation
  Sell                                                 Contracts              January 29, 1999                    (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes              03/99                   15                      $80,627                              $19,907
--------------------------------------------------------------------------------------------------------------------------------

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 29, 1999, there were unlimited shares of no par authorized; 1,728,323 and 1,705,829 shares were outstanding at January 29, 1999 and July 31, 1998, respectively.

Transactions in capital shares were as follows:

                                                          Shares
                                                          ------
                                           For The Six              For The
                                           Months Ended            Year Ended
                                         January 29, 1999         July 31, 1998
                                           (Unaudited)
                                         ----------------         -------------
Shares sold                                   63,199                  61,738
Shares issued on reinvestment
of dividends                                  22,408                  49,895
Shares redeemed                              (63,113)               (492,742)
                                         ----------------         -------------
Net increase (decrease)                       22,494                (381,109)
                                         ================         =============

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation, to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $37,066 of investment advisory fees after partial waiver for the six months ended January 29, 1999. The Fund has a payable to Ranson Capital Corporation of $6,088 at January 29, 1999, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 29, 1999, commissions earned by ND Capital, Inc. totaled $625 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $15,016 of transfer agency fees and expenses for the six months ended January 29, 1999. The Fund has a payable to ND Resources, Inc. of $2,447 at January 29, 1999 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $17,138 of accounting service fees for the six months ended January 29, 1999. The Fund has a payable to ND Resources, Inc. of $2,785 at January 29, 1999 for accounting service fees.


Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,796,380 and $2,586,827 respectively, for the six months ended January 29, 1999.

Note 6.     INVESTMENT IN SECURITIES

At January 29, 1999, the aggregate cost of securities for federal income tax purposes was $19,659,212, and the net unrealized appreciation of investments based on the cost was $1,013,805, which is comprised of $1,013,805 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------


                                                For The         For The      For The      For The      For The          For The
                                               Six months      Year Ended   Year Ended   Year Ended    Year Ended     Year Ended
                                              Ended January    July 31,      July 31,     July 31,      July 31,       July 31,
                                               29, 1999          1998         1997          1996        1995               1994
                                             (Unaudited)
                                             -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $12.07            $12.23       $12.19       $12.04       $11.92         $12.24
                                             -----------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                       $.26              $.54         $.53         $.53         $.54           $.52
     Net realized and unrealized gain
     (loss) on investment and futures
     transactions                                 .11              (.16)         .04          .15          .12           (.30)
                                             -----------------------------------------------------------------------------------
        Total From Investment Operations         $.37              $.38         $.57         $.68         $.66           $.22
                                             -----------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income       $(.26)            $(.54)      $ (.53)       $(.53)      $ (.54)         $(.52)
     Distributions from net capital gains         .00               .00          .00          .00          .00           (.02)
                                             -----------------------------------------------------------------------------------
        Total Distributions                     $(.26)            $(.54)       $(.53)       $(.53)       $(.54)         $(.54)
                                             -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $12.18            $12.07       $12.23       $12.19       $12.04         $11.92
                                             -----------------------------------------------------------------------------------
Total Return                                     6.26%(A)(C)       3.17%(A)     4.76%(A)     5.75%(A)     5.72%(A)      1.81%(A)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)   $21,053            $20,585     $25,533      $30,564       $30,678       $31,216
     Ratio of net expenses
     (after expense assumption)
     to average net assets                        0.74%(C)           0.75%(B)    0.76%(B)     0.69%(B)       0.62% (B)  0.51%(B)
     Ratio of net investment income
     to average net assets                        4.36%(C)           4.42%       4.33%        4.37%          4.57%      4.26%
     Portfolio turnover rate                     12.78%             25.46%      28.68%       19.96%         63.00%     56.00%


(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $13,708, $40,608, $71,943, $112,745, and
     $136,079, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.82%, 0.90%, 0.92%, 0.98%, and 0.99%, respectively.
(C)  Ratio was annualized.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

We are pleased to enclose the semi-annual report of the operations of The Nebraska Municipal Fund, for the six months ended January 29, 1999. The Fund's portfolio and related financial statements are presented within for your review.

In 1998, the U.S. economy exhibited more strength than expected. While there has been some weakening in factory orders reflective of foreign competition, the housing market and domestic consumer sales have been strong. Much of this strength can be contributed to the way computer technology has allowed productivity to increase in the U.S.

In addition to new efficient technology, the U.S. is poised to benefit from free international trade. The recent trade deficit has restrained U.S. growth, but at the same time has kept inflation low. However, with the U.S. dollar declining relative to Asian currencies and Europe improving, international trade should become less of a drag on the U.S. economy. This, along with an already robust domestic economy, should help the U.S. prosper.

The main story for municipal investors in 1998 was the increase in the ratio between municipal and Treasury yields. At the beginning of the year, municipals were yielding 87% as much as the 30-year Treasury bond. By year-end, that ratio had climbed to 98%. As yields on the 30-year Treasury bond fell from 5.92% to 5.09%, municipal yields dropped from 5.15% to 5.00%. This abnormal relationship does not appear to be a concern over possible tax law changes, but results from foreign and domestic investor demand for U.S. Treasuries in times of economic turmoil abroad. Restoring municipals and Treasuries to a more normal relationship will likely result as the U.S. trade deficit puts downward pressure on the dollar, thus weakening foreign support for Treasuries.

Municipal bonds remain ridiculously cheap (in terms of price) by historical standards. Normally, buyers pay for the tax benefits of municipals by getting a lower return. Today, however, investors are saving on taxes without giving up return. Faced with a choice of paying taxes on investment income or not, what would you do?

The Nebraska Municipal Fund began the year at $11.13 and ended the six month period at $11.37. The Nebraska Municipal Fund, at times during the first six months, utilized a defensive position in U.S. Treasury futures to minimize the effects of strong economic growth. Share price was tempered as yields on U.S. Treasuries dropped to record lows in the fall and stabilized share price as yields rose in the latter part of the year. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Nebraska tax-exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Douglas County Hospital Authority, Nebraska Public Power, and Omaha Rosenblatt Stadium Facility.

The investment objective of the Fund is to provide a high level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery				Robert E.Walstad
Chief Portfolio Strategist			President





Terms & Definitions

Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
Actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
----------------------------

Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA                  54.5
AA                   23.8
A                     8.0
BBB                   0.4
NR                   13.3

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


Portfolio Market Sectors
(as a % of Net Assets)
-------------------------
[pie chart]
H-Housing                     21.8
GO-General Obligation         15.8
U-Utilities                   15.2
S-Schoo1                       4.6
HC-Health Care                14.5
O-Other                        8.0
I-Industrial                   5.2
C/L-Cop/Lease                  3.0
W/S-Water/Sewer                1.9

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
------------------------
[line graph]
           Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

            The Nebraska        The Nebraska            The Lehman
            Municipal Fund      Municipal Fund          Brothers Muni
            w/o sales charge    w/ max sales charge     Bond Index
----------------------------------------------------------------------
11/17/93    $10,000             $ 9,575                 $10,000
1994        $ 9,773             $ 9,357                 $ 9,892
1995        $10,471             $10,026                 $10,673
1996        $11,071             $10,600                 $11,376
1997        $11,909             $11,402                 $12,544
1998        $12,380             $11,853                 $13,295
01/29/99    $12,953             $12,402                 $13,915

Average Annual Total Returns
-----------------------------.

                     For periods ending January 29, 1999
                                                        Since Inception
                          1 year            5 year       (Nov. 17, 1993)
Without sales charge       6.24%             4.64%             5.10%
With sales charge          1.72%             3.73%             4.22%

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Key Statistics
----------------.

07-31-98 NAV(share value)            $11.13
01-29-99 NAV                         $11.37
Average Maturity                      20.2 years
Number of Issues                      65
Total Net Assets                      $27,382,345


Schedule of Investments January 29, 1999 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment
category to total net assets                                       Rating       Coupon                 Principal       Market
                                                                 Moody's/S&P     Rate      Maturity     Amount          Value
------------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (97.4%)

Adams Cty., NE Hosp. Auth. #1 (Mary Lanning Memorial Hosp.)        NR/AA        5.300%     12/15/18    $ 250,000    $  261,455
Chadron State College, NE Student Fees & Facs. Rev. Ref.           NR/NR        5.700      07/01/11      300,000       304,974
Cuming Cty., NE School Dist. #020 (Bancraft-Rosalie)               NR/NR        5.750      12/15/17      100,000       102,615
Dawson Cty., NE SID #1 (IBP, Inc. Proj.) Ref. G.O.                A-3/A-        5.650      02/01/22      300,000       315,597
Douglas Cty., NE (Cath. Hlth. Corp.) Rev. MBIA                    Aaa/AAA       5.500      11/15/21      340,000       363,283
Douglas Cty., NE Hosp. Auth #2 (Bethphage Project) Rev.            NR/NR        5.400      02/01/13      120,000       122,843
Douglas Cty., NE Hospital (Alegent Hlth.) Auth. #001 Rev. AMBAC   Aaa/AAA       5.250      09/01/21      250,000       258,795
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.                        NR/NR        5.900      10/15/16      100,000       105,622
Douglas Cty., NE SID #295 G.O.                                     NR/NR        6.500      06/01/17      800,000       820,656
Douglas Cty., NE SID #363 (Hillsborough) G.O.                      NR/NR        5.850      09/15/17      100,000       102,240
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.                    NR/NR        5.750      08/15/17      200,000       204,366
Douglas Cty., NE SID #396 (First National Business Park)           NR/NR        5.750      09/01/17      100,000       102,277
Gage Cty., NE (Beatrice) School Dist. #15 G.O. AMBAC              Aaa/AAA       5.900      12/15/16      850,000       916,062
Grand Island, NE Sewer Syst. Rev.                                  NR/A         6.000      04/01/14      250,000       272,200
Hastings, NE Elec. Rev.                                             A/A         6.300      01/01/19      370,000       409,020
Hemingford, NE G.O.                                                NR/NR        5.600      02/15/12      115,000       116,511
Kearney Cty., NE Combined Util. Rev.                              A-1/NR        6.100      06/01/14      600,000       629,268
Kearney Cty., NE School Dist. #503 (Minden) G.O.                   NR/NR        6.150      12/15/12      100,000       103,652
Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA            Aaa/AAA       5.375      06/01/19      750,000       782,888
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.              NR/NR        5.700      02/01/11      100,000        104,96
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.              NR/NR        5.800      02/01/12      175,000       184,067
Lincoln, NE Elec. Syst. Rev.                                       Aa/AA+       5.750      09/01/16      750,000       801,285
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.             Aa/AA+       5.875      10/15/23      850,000       937,304
Lincoln/Lancaster Cty., NE Public Bldg. Community Tax Lease        Aa/AA+       5.800      10/15/18      475,000       524,239
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC               Aaa/AAA       5.950      01/01/11      300,000       332,853
NE Educ. Finance Auth. (Midland Lutheran College) Rev.             NR/NR        6.250      06/15/15      100,000       105,113
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA               Aaa/AAA       6.450      06/01/18      400,000       441,640
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA               Aaa/AAA       6.250      06/01/18      800,000       864,472
*NE Hgr. Educ. Loan Program Student Loan MBIA                     Aaa/AAA       5.875      06/01/14    1,350,000     1,431,608
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) Rev.       NR/AA        5.450      11/15/17      400,000       417,664
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) Rev.       NR/AAA       6.500      05/15/14      150,000       167,141
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA    Aa/NR        6.800      12/01/15      365,000       388,156
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA    Aa/NR        6.850      12/01/25      525,000       562,548
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA                 NR/AAA       6.200      06/01/28      495,000       520,220
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA                 NR/AAA       6.000      06/01/17      500,000       528,390
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA                 NR/AAA       6.100      06/01/29      500,000       526,420
*NE Invmt. Finance Auth. Single Family Hsg. Rev.                   NR/AAA       6.600      09/01/20      695,000       742,976
*NE Invmt. Finance Auth. Single Family Hsg. Rev.                   NR/AAA       6.300      09/01/28    1,105,000     1,189,776
NE Invmt. Finance Auth. Single Family Hsg. Rev.                    NR/AAA       5.850      09/01/28      470,000       491,291
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA           NR/AAA       6.500      09/01/18      400,000       426,860
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA               NR/AAA       6.200      09/01/17      250,000       267,068
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA               NR/AAA       6.250      03/01/21      300,000       321,843
#NE Invmt. Finance Auth.(Children Healthcare Svcs.) Rev. AMBAC    Aaa/AAA       5.500      08/15/27    1,000,000     1,064,800
NE Public Power Dist. Power Supply Syst. Rev.                     Aaa/AAA       6.125      01/01/15      390,000       431,001
NE Public Power Dist. Power Supply Syst. Rev.                     Aaa/AAA       5.750      01/01/20      250,000       273,433
NE Public Power Dist. Power Supply Syst. Rev. MBIA                Aaa/AAA       5.000      01/01/28      500,000       501,425
NE Student Loan Program B  Rev. MBIA                              Aaa/AAA       6.000      06/01/28      100,000       104,030
Northeast NE Juvenile Auth. 1st Mrtge. Rev.                        NR/NR        6.375      06/01/17      280,000       292,180
Northeast NE Solid Waste Facs. Rev. MBIA                          Aaa/AAA       5.900      05/15/15      600,000       627,876
Omaha, NE (Rosenblatt Stadium) Facs. Rev.                        Aa-1/AA+       5.000      11/01/18      500,000       505,595
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev.        Aa-1/AA+       5.700      09/15/15      750,000       821,115
Omaha, NE Public Power Dist. Elec. Syst. Rev.                      NR/AA        6.000      02/01/15      330,000       373,471
Omaha, NE Public Power Dist. Elec. Syst. Rev.                      Aa/NR        6.200      02/01/17      650,000       749,021
Omaha, NE Various Purpose                                         Aaa/AAA       6.250      12/01/12      250,000       282,545
Omaha, NE Various Purpose                                         Aaa/AAA       6.250      12/01/14      250,000       281,568
Otoe Cty., NE School Dist. #111 (Nebraska City) Ref. AMBAC        Aaa/AAA       5.800      11/15/14      400,000       419,440
Papillion, NE G.O.                                                 NR/NR        6.150      07/01/12      105,000       109,102
Sarpy Cty., NE SID #142 (Fair Meadows) Ref. G.O.                   NR/NR        5.850      08/15/17      100,000       103,214
Sarpy Cty., NE SID #52 (Prairie Corners) G.O.                      NR/NR        6.000      10/01/17      300,000       308,304
Sarpy Cty., NE SID #86 (Willow Springs) G.O.                       NR/NR        6.250      01/15/17      100,000       103,579
Scotts Bluff Cty., NE Hosp. Auth. #1 (Regl West Medl. Ctr.)       A-3/A-        5.250      11/15/28      250,000       252,310
Washington Cty., NE  School Dist. #1 G.O.                          NR/A         5.800      07/15/11      100,000       104,329
Washington Cty., NE  School Dist. #1 G.O.                          NR/A         5.900      07/15/15      135,000       141,496
York, NE Sewer Syst. Rev.                                          NR/NR        5.850      06/01/12      140,000       147,784
York, NE Sewer Syst. Rev.                                          NR/NR        6.000      06/01/17      100,000       102,913
                                                                                                                   -----------
TOTAL NEBRASKA MUNICIPAL BONDS (COST:  $24,912,691)                                                               $ 26,672,752
                                                                                                                  ------------
SHORT-TERM SECURITIES (1.3%)
 Federated Tax-Free Fund 73                                                                                       $   199,174
 Federated Intermediate Municipal Trust 78                                                                             150,696
                                                                                                                  -----------
TOTAL SHORT-TERM SECURITIES (COST: $349,174)                                                                      $    349,870
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $25,261,865)                                                               $ 27,022,622
OTHER ASSETS LESS LIABILITIES                                                                                          359,723
                                                                                                                  ------------
NET ASSETS                                                                                                        $ 27,382,345
                                                                                                                  ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 29, 1999

Statement of Assets and Liabilities January 29, 1999 (Unaudited)
----------------------------------------------------------------

Assets
     Investment in securities, at value (Cost: $25,261,865)    $   27,022,622
     Accrued interest receivable                                      383,913
     Accrued dividends receivable                                         922
     Receivable for fund shares sold                                   30,000
     Prepaid expenses                                                   2,462
     Variation margin on futures                                       68,750
                                                               --------------
        Total Assets                                           $   27,508,669
                                                               --------------
Liabilities
     Dividends payable                                         $      105,471
     Accrued expenses                                                  16,586
     Bank overdraft                                                     4,267
                                                               --------------
        Total Liabilities                                      $      126,324
                                                               --------------
Net Assets                                                     $   27,382,345
                                                               ==============

Net assets are represented by:
     Paid-in capital                                           $   27,166,716
     Accumulated undistributed net realized gain(loss) on
     Investments                                                   (1,522,653)
     Unrealized appreciation on futures                               (22,475)
     Unrealized appreciation on investments                         1,760,757
                                                               ---------------
          Total amount representing net assets applicable to
           2,408,753 outstanding shares of no par common
          stock (Unlimited shares authorized)                  $   27,382,345
                                                               ===============
Net asset value per share                                      $        11.37
                                                               ===============

Statement of Operations  for the six months ended January 29, 1999 (Unaudited)
------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                  $      733,274
     Dividends                                                          6,080
                                                               --------------
         Total Investment Income                               $      739,354
                                                               --------------
EXPENSES
     Investment advisory fees                                  $       45,731
     Custodian fees                                                     2,003
     Transfer agent fees                                               18,671
     Accounting service fees                                           18,593
     Transfer agent out-of-pocket fees                                  2,187
     Professional fees                                                  2,572
     Reports to shareholders                                            1,214
     Trustees fees                                                      1,363
     Registration and filing fees                                       1,000
     Amortization of organization costs                                 1,868
     Insurance expense                                                     46
                                                               --------------
         Total Expenses                                        $       95,248
                                                               --------------
NET INVESTMENT INCOME                                          $      644,106
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                   $       53,685
     Futures transactions                                             (66,701)
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                      609,945
     Futures                                                          (22,475)
                                                               ---------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                              $      574,454
                                                               ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                      $    1,218,560
                                                               ===============

The accompanying notes are an integral part of these financial statements.

Financial Statements January 29, 1999


Statement of Changes in Net Assets
For the six months January 29, 1999 and the year ended July 31, 1998
----------------------------------------------------------------------

                                                                              For The Six
                                                                              Months Ended                 For The
                                                                             Jan. 29, 1999                Year Ended
                                                                               (Unaudited)              Dec. 31, 1998
                                                                -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                  $      644,106              $    1,380,231
     Net realized gain (loss) on investment and futures transactions               (13,016)                   (383,905)
     Net change in unrealized appreciation (depreciation) on
     investments and futures                                                       587,470                      49,878
                                                                            -------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations             $    1,218,560              $    1,046,204
                                                                            -------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.27 and $.56 per share, respectively)                                $     (644,106)             $   (1,380,231)
     Distributions from net realized gain on
     investment and futures transactions                                                 0                           0
                                                                            -------------------------------------------
         Total Dividends and Distributions                                  $     (644,106)             $   (1,380,231)
                                                                            -------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                           $    1,409,304              $    2,803,618
     Proceeds from reinvested dividends                                            426,952                     915,428
     Cost of shares redeemed                                                    (1,346,743)                 (4,868,195)
                                                                            -------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions                                     $      489,513              $   (1,149,149)
                                                                            -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     $    1,063,967              $   (1,483,176)

NET ASSETS, BEGINNING OF PERIOD                                             $   26,318,378              $   27,801,554
                                                                            -------------------------------------------
NET ASSETS, END OF PERIOD                                                   $   27,382,345              $   26,318,378
                                                                            ===========================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 29, 1999 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.
Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis beginning December 12, 1993. Organizational costs were fully amortized at the end of the six month period January 29, 1999. Accumulated amortization at January 29, 1999 totaled $27,054.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 29, 1999, a net capital loss carry forward totaling $1,512,429, which may be used to offset capital gains realized during subsequent years through July 31, 2006.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 29, 1999, the Fund had outstanding futures contracts to sell debt securities as follows:

                                  Number of      Valuation        Unrealized
Contracts           Expiration    Futures        as of          Appreciation
To Sell               Date       Contracts    Jan. 29, 1999    (Depreciation)
-----------------------------------------------------------------------------
U.S. Treasury Notes    3/99          50        $  68,750        $   (19,683)
------------------------------------------------------------------------------

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 29, 1999, there were unlimited shares of no par authorized; 2,408,753 and 2,365,171 shares were outstanding at January 29, 1999 and July 31, 1998, respectively.

Transactions in capital shares were as follows:

                                                  Shares
                                             For The
                                         Six Months Ended        For The
                                         January 29, 1999       Year Ended
                                            (Unaudited)       July 31, 1998
                                     ------------------------------------
        Shares sold                            125,213            251,824
        Shares issued on reinvestment
        of dividends                            37,992             82,101
        Shares redeemed                       (119,623)          (436,786)
                                       ------------------------------------
        Net increase (decrease)                 43,582           (102,861)
                                        ====================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $45,731 of investment advisory fees after partial waiver for the six months ended January 29, 1999. The Fund has a payable to Ranson Capital Corporation of $7,504 at January 29, 1999 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 29, 1999.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first
$10 million of net assets, 0.13% of the Fund's net assets on the next
$15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $18,671 of transfer agency fees for the six months ended January 29, 1999. The Fund has a payable to ND Resources, Inc. of $3,043 at January 29, 1999 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $18,593 of accounting service fees for the six months ended January 29, 1999. The Fund has a payable to ND Resources, Inc. of $3,023 at January 29, 1999 for accounting service fees.


Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,997,918 and $1,858,070 respectively, for the six months ended January 29, 1999.

Note 6.     INVESTMENT IN SECURITIES

At January 29, 1999, the aggregate cost of securities for federal income tax purposes was $25,261,865, and the net unrealized appreciation of investments based on the cost was $1,760,757 which is comprised of $1,760,757 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
---------------------------------------------------------------------------------
                                                                                                               For The Period
                                   For The Six       For the       For The       For The        For The       Since Inception
                                   Months Ended    Year Ended    Year Ended     Year Ended     Year Ended     (Nov. 17, 1993)
                                   Jan. 31, 1999  July 31,1998  July 31, 1997  July 31, 1996  July 31, 1995  Through July 1994
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                          $    11.13     $    11.26    $    11.00     $     10.95     $     10.82    $     11.49
                                   -------------------------------------------------------------------------------------------
Income from Investment
Operations:
   Net investment income           $      .27     $      .56    $      .55     $       .57     $       .59    $       .45
 Net realized and unrealized
 gain (loss) on investment and
 futures transactions                   .24            (.13)          .26             .05             .13           (.67)
                                 -------------------------------------------------------------------------------------------
        Total From Investment
        Operations                 $      .51     $      .43    $      .81     $       .62     $       .72    $       (.22)
                                   ------------------------------------------------------------------------------------------
Less Distributions:
     Dividends from net
     investment income             $     (.27)    $    (.56)    $    (.55)     $      (.57)    $      (.59)   $       (.45)
     Distributions from net
     capital gains                        .00           .00           .00              .00             .00             .00
                                  --------------------------------------------------------------------------------------------
        Total Distributions        $     (.27)    $    (.56)    $    (.55)     $      (.57)    $      (.59)   $       (.45)
                                   -------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $    11.37     $   11.13     $   11.26      $     11.00     $     10.95    $      10.82
                                   ===========================================================================================

Total Return                           9.24%(A)(B)    3.95%(A)    7.57%(A)         5.73%(A)        7.14%(A)      (3.20)%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands)                $27,382        $26,318      $27,802         $18,077         $14,445        $8,171
     Ratio of net expenses
     (after expense assumption)
     to average net assets          0.70%(B)         0.63%(C)     0.71%(C)       0.62%(C)        0.35%(C)      0.19%(B)(C)
     Ratio of net investment
     income to average net assets   4.80%(B)         5.06%        5.03%          5.13%           5.63%         5.51%(B)
     Portfolio turnover rate        7.06%           26.36%       42.84%         27.20%         140.00%       314.00%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
 (C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $51,233, $124,394, $129,053, $146,913 and $70,186, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.81%, 1.22%, 1.38%, 1.66%, and 2.25%, respectively.

The accompanying notes are an integral part of these financial statements.


Dear Shareholder,

We are pleased to enclose the semi-annual report of the operations of The Oklahoma Municipal Fund, for the six months ended January 29, 1999. The Fund's portfolio and related financial statements are presented within for your review.

In 1998, the U.S. economy exhibited more strength than expected. While there has been some weakening in factory orders reflective of foreign competition, the housing market and domestic consumer sales have been strong. Much of this strength can be contributed to the way computer technology has allowed productivity to increase in the U.S.

In addition to new efficient technology, the U.S. is poised to benefit from free international trade. The recent trade deficit has restrained U.S. growth, but at the same time has kept inflation low. However, with the U.S. dollar declining relative to Asian currencies and Europe improving, international trade should become less of a drag on the U.S. economy. This, along with an already robust domestic economy, should help the U.S. prosper.

The main story for municipal investors in 1998 was the increase in the ratio between municipal and Treasury yields. At the beginning of the year, municipals were yielding 87% as much as the 30-year Treasury bond. By year-end, that ratio had climbed to 98%. As yields on the 30-year Treasury bond fell from 5.92% to 5.09%, municipal yields dropped from 5.15% to 5.00%. This abnormal relationship does not appear to be a concern over possible tax law changes, but results from foreign and domestic investor demand for U.S. Treasuries in times of economic turmoil abroad. Restoring municipals and Treasuries to a more normal relationship will likely result as the U.S. trade deficit puts downward pressure on the dollar, thus weakening foreign support for Treasuries.

Municipal bonds remain ridiculously cheap (in terms of price) by historical standards. Normally, buyers pay for the tax benefits of municipals by getting a lower return. Today, however, investors are saving on taxes without giving up return. Faced with a choice of paying taxes on investment income or not, what would you do?

The Oklahoma Municipal Fund began the year at $11.68 and ended the six month period at $11.96. The Oklahoma Municipal Fund., at times during the first six months, utilized a defensive position in U.S. Treasury futures to minimize the effects of strong economic growth. Share price was tempered as yields on U.S. Treasuries dropped to record lows in the fall and stabilized share price as yields rose in the latter part of the year. Stability of share price is the primary objective of a defensive position.

The Fund continues to invest in high-grade Oklahoma double exempt bonds. Diversification remains an important strategy for the Fund. Purchases throughout the year in the primary and secondary markets include Oklahoma Housing Authority, Oklahoma State University, and Oklahoma State Industrial Finance bonds.

The investment objective of the Fund is to provide a high level of current income exempt from both federal income tax and, to the extent indicated in the prospectus, Oklahoma income tax as is consistent with preservation of capital.

Sincerely,




Monte L. Avery                      Robert E.Walstad
Chief Portfolio Strategist          President


Terms & Definitions

Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
Actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A", and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]
AAA         61.1
AA          15.4
A            4.6
BBB          7.6
NR          11.3

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]
S-School                      40.9
GO-General Obligation         11.5
HC-Health Care                11.4
U-Utilities                   10.6
H-Housing                      9.6
O-Other                        6.5
W/S-Water/Sewer                3.7
I-Industrial                   3.2
T-Transportation               2.6

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

COMPARATIVE INDEX GRAPH
------------------------
[line graph]
            Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Bros. Municipal Bond Index

        The Oklahoma Municipal   The Oklahoma Municipal       Lehman Bros
        Fund w/o sales charge    Fund w/ max sales charge    Muni Bond Index
------------------------------------------------------------------------------
09/25/96       $10,000                 $ 9,575                  $10,000
1997           $10,779                 $10,321                  $11,027
1998           $11,186                 $10,711                  $11,687
01/29/99       $11,725                 $11,227                  $12,233

Average Annual Total Returns

                  For periods ending January 29, 1999
                                                             Since Inception
                           1 year              5 year      (September 25, 1996)
-------------------------------------------------------------------------------
Without sales charge        5.23%               NA                   7.02%
With sales charge            .76%               NA                   5.06%
-------------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Key Statistics

07-31-98 NAV (share value)           $11.68
01-29-99 NAV                         $11.96
Average Maturity                      19.2 years
Number of Issues                      55
Total Net Assets                     $16,204,307


Schedule of Investments January 29,1999 (Unaudited)

Name of Issuer
Percentages represent the market valueof each investment
category to total net assets                                   Rating       Coupon      Maturity      Principal         Market
                                                              Moody's/S&P   Rate                      Amount            Value
-----------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (96.6%)

Eastern OK Board of Regents (State College) Facs. Rev.          NR/NR        6.100%      06/01/17    $150,000       $159,936
Edmond Economic Dev. Auth., OK. Student Housing Rev.            Baa-3/NR     5.250       12/01/10     125,000        125,158
Edmond Economic Dev. Auth., OK. Student Housing Rev.            Baa-3/NR     5.375       12/01/19     100,000        100,767
Edmond Economic Dev. Auth., OK. Student Housing Rev.            Baa-3/NR     5.500       12/01/28     515,000        515,057
Grand River Dam Auth. Rev. Ref.                                 A/A-         5.000       06/01/12     100,000        100,000
Grand River Dam Auth., OK Rev. AMBAC                            Aaa/AAA      5.500       06/01/09      75,000         83,522
*Grand River Dam Auth., OK Rev. AMBAC                           Aaa/AAA      6.250       06/01/11     210,000        248,720
Grand River Dam Auth., OK Rev. Ref. AMBAC                       Aaa/AAA      5.500       06/01/13     190,000        211,314
OK Agric. & Mech. Coll. (OK St. Univ.) Athl. Facs. AMBAC        Aaa/NR       5.000       08/01/24     400,000        411,540
OK Agric. & Mech. Coll. (OK St. Univ.) Athl. Facs. AMBAC        Aaa/NR       4.900       08/01/18     355,000        362,618
OK Agric. & Mech. Colleges (OK St. Univ.) Util. Syst. FGIC      Aaa/AAA      5.000       07/01/13     600,000        622,530
OK Agric. & Mech. Colleges Facs. (Connors College) MBIA         Aaa/AAA      4.650       06/01/18     250,000        243,645
OK Board of Regents Univ. of OK Mult. Facs. Rev. AMBAC          Aaa/NR       4.900       05/01/17     590,000        605,021
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC       Aaa/AAA      5.000       05/01/18     500,000        511,155
OK Capital Impvt. Auth. Rev. (State Office Building)            A/NR         5.500       10/01/16     105,000        111,995
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA      Aaa/AAA      5.100       03/01/16     140,000        145,125
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA      Aaa/AAA      5.150       03/01/21     100,000        103,938
OK Devl. Finance Auth. (All Saints Cath. School) Rev. MBIA      Aaa/NR       4.800       12/01/13     250,000        249,228
OK Devl. Finance Auth. (Central OK Univ.)                       Aa-3/NR      5.300       12/01/18     100,000        103,951
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.             A/NR         5.250       11/01/11     120,000        126,870
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.             A/NR         5.300       11/01/12     275,000        292,012
*OK Devl. Finance Auth. (OK City Univ.) Rev. Ref. AMBAC         Aaa/AAA      5.125       06/01/17     545,000        561,454
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.           NR/NR        6.200       11/01/07     100,000        110,351
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.           NR/NR        6.500       11/01/13      75,000         83,415
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.           NR/NR        5.750       03/01/13     400,000        405,984
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.          NR/NR        6.000       03/01/18     600,000        612,060
*OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Proj. ) AMBAC      Aaa/AAA      5.100       08/01/15     750,000        776,708
OK Devl. Finance Auth. Facs. (Univ. of OK-Norman) FSA           Aaa/AAA      5.625       07/01/13      50,000         54,476
OK Devl. Finance Auth. Facs. (OK State Univ.) Rev. FSA          Aaa/NR       5.000       07/01/18     225,000        231,876
OK Devl. Finance Auth. (ST. Ann's Retire Village) Rev. MBIA     Aaa/NR       5.000       12/01/28   1,000,000        986,390
OK Housing Finance Agency Single Family GNMA                    Aaa/NR       5.375       03/01/20     800,000        814,672
OK Housing Finance Agency Single Family GNMA/FNMA               Aaa/NR       5.150       09/01/20     750,000        750,555
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      5.300       09/01/11      50,000         52,595
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      5.400       09/01/12      50,000         52,828
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      5.000       04/01/13     400,000        412,200
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      4.700       01/01/12     220,000        219,133
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      4.800       01/01/13     130,000        129,528
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      5.000       01/01/14     245,000        246,629
OK State Municipal Power Auth. Rev. MBIA                        Aaa/AAA      5.875       01/01/12     200,000        230,246
OK State Municipal Power Auth. Rev. MBIA                        Aaa/AAA      5.750       01/01/24     290,000        332,662
OK State Student Loan Auth.                                     A/NR         6.350       09/01/25     100,000        105,375
OK State Turnpike Auth. Rev. AMBAC                              Aaa/AAA      5.500       01/01/22     150,000        158,976
OK State Turnpike Auth. Rev. FGIC                               Aaa/AAA      5.000       01/01/14     250,000        260,575
OK State Unlimited Tax G.O.                                     Aa-3/AA      5.200       07/15/16     350,000        365,215
OK State Unlimited Tax G.O.                                     Aa-3/AA      5.200       07/15/18     145,000        150,813
OK State Unlimited Tax G.O.                                     Aa-3/AA      5.100       07/15/13      90,000         94,593
OK State Water (Loan Program) Rev.                              NR/AA        6.250       10/01/12      50,000         55,101
OK State Water (Loan Program) Rev.                              NR/AA        5.400       09/01/15     105,000        112,753
*OK State Water (Loan Program) Rev.                             NR/AA        5.100       09/01/16     415,000        430,982
Oklahoma Cnty, OK Finance Auth. (Epworth Villa) Rev. Ref.       NR/NR        6.500       04/01/15     200,000        206,248
Oklahoma Cnty, OK Finance Auth. (Epworth Villa) Rev. Ref.       NR/NR        7.000       04/01/22     200,000        207,348
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association) Ref.    Baa-1/NR     6.150       01/01/11     100,000        108,529
Puerto Rico Commonwealth Unlimited G.O. MBIA                    Aaa/AAA      5.375       07/01/21     150,000        158,265
Puerto Rico Elec. Power Auth. Rev. MBIA                         Aaa/AAA      5.375       07/01/27     500,000        530,085
Shawnee, OK Hospital Auth. (Midamerica Hlth. Care)              NR/BBB       6.125       10/01/14     325,000        352,177
                                                                                                                  ------------
TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $15,324,442)                                                               $ 15,794,896
                                                                                                                  ------------
SHORT-TERM SECURITIES (5.8%)
 Federated Tax-Free Fund 73                                                                                       $    575,826
 Federated Intermediate Municipal Trust 78                                                                             367,218
                                                                                                                  ------------
TOTAL SHORT-TERM SECURITIES (COST: $940,979)                                                                      $    943,044
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $16,265,421)                                                               $ 16,737,940
OTHER ASSETS LESS LIABILITIES                                                                                        (393,633)
                                                                                                                  ------------
NET ASSETS                                                                                                        $ 16,344,307
                                                                                                                  ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote:  Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 29, 1999

Statement of Assets and Liabilities January 29, 1999 (Unaudited)
---------------------------------------------------------------

Assets
     Investment in securities, at value (Cost: $16,265,421)       $   16,737,940
     Accrued interest receivable                                         210,788
     Accrued dividends receivable                                          1,155
     Deferred organization costs                                          17,862
     Variation margin on futures                                          34,375
     Prepaid expenses                                                        750
                                                                  --------------
        Total Assets                                              $   17,002,870

Liabilities
     Payable for fund shares redeemed                             $      592,984
     Dividends payable                                                    60,652
     Accrued expenses                                                      4,927
                                                                  --------------
        Total Liabilities                                         $      658,563
                                                                  --------------
Net Assets                                                        $   16,344,307
                                                                  ==============

Net assets are represented by:
     Paid-in capital                                              $   15,977,590
     Accumulated undistributed net realized gain(loss) on investments    (94,565)
     Unrealized appreciation on investments                              472,519
     Unrealized appreciation on futures                                  (11,237)
                                                                  --------------
          Total amount representing net assets applicable to
          1,367,070 outstanding shares of  no par common
          stock (unlimited  shares authorized)                    $   16,344,307
                                                                  ==============
Net asset value per share                                         $        11.96
                                                                  ==============
The accompanying notes are an integral part of these financial statements.


Statement of Operations For the six months ended January 29, 1999 (Unaudited)
-----------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                     $      341,619
     Dividends                                                             9,192
         Total Investment Income                                  $      350,811
                                                                  --------------
EXPENSES
     Custodian fees                                               $        1,085
     Registration and filing fees                                            924
     Transfer agent fees                                                      61
     Accounting service fees                                              12,792
     Transfer agent out-of-pocket expenses                                 2,040
     Trustees fees                                                         1,061
     Reports to shareholders                                                 736
     Amortization of organizational costs                                  2,640
     Professional fees                                                     2,248
     Insurance expense                                                        14
                                                                  --------------
         Total Expenses                                           $       23,601
                                                                  --------------
NET INVESTMENT INCOME                                             $      327,210
                                                                  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) on:
     Investment transactions                                      $       15,734
     Futures transactions                                                (43,550)
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                         364,727
     Futures                                                             (11,237)
                                                                  --------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                 $      325,674
                                                                  --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                         $      652,884
                                                                  ==============

The accompanying notes are an integral part of these financial statements.

Financial Statements January 29, 1999

Statement of Changes in Net Assets
For the six months ended January 29, 1999 and the Year ended July 31, 1998
--------------------------------------------------------------------------

                                                                        For The Six
                                                                        Months Ended                 For The
                                                                     January 29, 1999              Year Ended
                                                                        (Unaudited)              July 31, 1998
                                ----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                           $     327,210                $     522,753
     Net realized gain (loss) on investment and futures transactions       (27,816)                     (68,145)
     Net unrealized appreciation (depreciation) on
     investments and futures                                               353,490                      (30,903)
                                                                     -------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations      $     652,884                $     423,705
                                                                     -------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
     ($.28 and $.60 per share, respectively)                         $    (327,210)               $    (522,753)
     Distributions from net realized gain on investment
     transactions ($.00 and $.02 per share, respectively)                        0                      (19,246)
                                                                     -------------------------------------------
          Total Dividends and Distributions                          $    (327,210)               $    (541,999)
                                                                     -------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                    $   5,533,441                $   8,032,955
     Proceeds from reinvested dividends                                    187,514                      294,779
     Cost of shares redeemed                                            (1,037,558)                  (3,464,879)
                                                                     ------------------------------------------
      Net Increase (Decrease) in Net Assets Resulting
      From Capital Share Transactions                                $   4,683,397                $   4,862,855
                                                                     ------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              $   5,007,071                $   4,744,561

NET ASSETS, BEGINNING OF PERIOD                                      $  11,335,236                $   6,590,675
                                                                     ------------------------------------------
NET ASSETS, END OF PERIOD                                            $  16,344,307                $  11,335,236
                                                                     ==========================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 29, 1999 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis beginning May 10, 1997. Accumulated amortization at January 29, 1999 totaled $8,688 leaving an unamortized balance of $17,862.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The fund has available at January 29, 1999, a net capital loss carryforward totaling $68,145, which may be used to offset capital gains realized during subsequent years through July 31, 2006.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 29, 1999, the Fund had outstanding futures contracts to sell debt securities as follows:

                                 Number of     Valuation         Unrealized
Contracts            Expiration   Futures        as of           Appreciation
To Sell                Date      Contracts   January 29, 1999  (Depreciation)
-----------------------------------------------------------------------------
U.S. Treasury Notes   03/99        25         $34,375           ($9,841)
-----------------------------------------------------------------------------

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 29, 1999, there were unlimited shares of no par authorized; on January 29, 1999 and July 31, 1998 there were 1,367,070 and 970,625 shares outstanding, respectively.
Transactions in capital shares were as follows:

                                                  Shares
                                            For The Six
                                            Months Ended          For The
                                         January 29, 1999       Year Ended
                                            (Unaudited)         July 31, 1998
                                         ------------------------------------
        Shares sold                            468,023            684,086
        Shares issued on reinvestment
        of dividends                            15,866             25,084
        Shares redeemed                        (87,444)          (294,163)
                                    ----------------------------------
Net increase (decrease)                 396,445           415,007
                                    ==================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has waived all investment advisory fees for the six months ended January 29, 1999. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 29, 1999.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $61 of transfer agent fees and expenses after partial waiver for the six months ended January 29, 1999. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first
$50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $12,792 of accounting service fees after partial waiver for the six months ended January 29, 1999. The Fund has a payable to ND Resources, Inc. of $1,633 at January 29,1999 for accounting service fees.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $5,762,162 and $1,369,081 respectively, for the six months ended January 29, 1999.

Note 6.     INVESTMENT IN SECURITIES

At January 29, 1999, the aggregate cost of securities for federal income tax purposes was $16,265,421, and the net unrealized appreciation of investments based on the cost was $472,519, which is comprised of $476,908 aggregate gross unrealized appreciation and $4,389 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
------------------------------------------------------------------------------------------------------------------------
                                           For the Six                                                For The Period
                                           Months Ended                For The                       Since Inception
                                         January 29, 1999             Year Ended                     (Sept. 25, 1996)
                                           (Unaudited)               July 31, 1998                 Through July 31, 1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $   11.68                  $   11.86                       $   11.49
                                           -----------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                 $     .28                  $     .60                       $     .50
     Net realized and unrealized
     gain (loss) on investment and
     futures transactions                        .28                       (.16)                            .37
                                           --------------------------------------------------------------------
        Total From Investment Operations   $     .56                  $     .44                       $     .87
                                           --------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income  $    (.28)                 $    (.60)                      $    (.50)
     Distributions from net capital gains        .00                       (.02)                            .00
                                           --------------------------------------------------------------------
        Total Distributions                $    (.28)                 $    (.62)                      $    (.50)
                                           ---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $   11.96                  $   11.68                       $   11.86
                                           ====================================================================
Total Return                                9.16%(A)(B)                    3.81%(A)                   7.79%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands)                        $   16,344                 $   11,335                      $   6,591
     Ratio of net expenses
     (after expense assumption)
     to average net assets                   .34%(B)                       0.20%(C)                     0.11%(C)
     Ratio of net investment
     income to average net assets           4.64%(B)                       5.08%                        3.70%
     Portfolio turnover rate               10.04%                         53.32%                       63.70%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the year ended July 31, 1998 and the period ended July 31, 1997, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $53,180, and $34,609, respectively. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 0.71% and 2.01%, respectively.

The accompanying notes are an integral part of these financial statements.

The Illinois Municipal Fund

Financial Statements January 29, 1999

Statement of Assets and Liabilities January 29, 1999 (Unaudited)
----------------------------------------------------------------

Assets
     Cash                                                               $      924
     Receivable from manager                                                   178
     Deferred organization costs                                            35,750
                                                                         ---------
        Total Assets                                                    $   36,852
                                                                         ---------
Liabilities
     Organizational costs payable                                       $   35,750
     Other Payables                                                            123
                                                                         ---------
        Total Liabilities                                               $   35,873
                                                                         ---------

Net Assets                                                              $      979
                                                                         =========
Net assets are represented by:
     Paid-in capital                                                    $    4,383
     Accumulated undistributed net realized gain(loss) on investments       (3,404)
                                                                         ---------
          Total amount representing net assets applicable to
           88.183 outstanding shares of no par common
          stock (unlimited shares authorized)                           $      979
                                                                         =========
Net asset value per share                                               $    11.10
                                                                         =========

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 29, 1999 (Unaudited)
------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                           $        0
     Dividends                                                                   0
                                                                         ---------
         Total Investment Income                                        $        0
                                                                         ---------

EXPENSES
     Trustees fees                                                      $      683
     Professional fees                                                           4
                                                                         ---------
         Total Expenses                                                 $      687
     Less expenses waived  or absorbed by the Fund's manager                   687
                                                                         ---------
         Total Net Expenses                                             $        0
                                                                         ---------
NET INVESTMENT INCOME                                                   $        0
                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
     investment transactions                                            $        0
                                                                         ---------
          Net Realized And Unrealized Gain (Loss) On
          Investments                                                   $        0
                                                                         ---------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                               $        0
                                                                         =========

The accompanying notes are an integral part of these financial statements.

Financial Statements January 29, 1999

Statement of Changes in Net Assets For the six month period ended
January 29,1999 and the period since inception (October 11, 1997) through July 31, 1998
-------------------------------------------------------------------------

                                                                      For the Six Months         For the Period
                                                                           Ended                Since Inception
                                                                       January 29, 1999        (October 11, 1997)
                                                                         (Unaudited)         Through July 31, 1998
                                                                      --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                              $          0               $        3,307
     Net realized gain (loss) on investment transactions                           0                       (3,404)
     Net unrealized appreciation (depreciation) on investments                     0                            0
                                                                      --------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations         $          0               $          (97)
                                                                      --------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                               $          0               $       (3,307)
     Distributions from net realized gain on investment transactions               0                            0
                                                                      --------------------------------------------
   Total Dividends and Distributions                                    $          0               $       (3,307)
                                                                      --------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                       $          0               $      138,297
     Proceeds from reinvested dividends                                            0                          229
     Cost of shares redeemed                                                       0                     (134,143)
                                                                      --------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
   From Capital Share Transactions                                      $          0               $        4,383
                                                                      --------------------------------------------
TOTAL INCREASE IN NET ASSETS                                            $          0               $          979

NET ASSETS, BEGINNING OF PERIOD                                         $        979               $            0
                                                                      --------------------------------------------
NET ASSETS, END OF PERIOD                                               $        979               $          979
                                                                      ============================================

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements January 29, 1999 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Illinois Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently five portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to October 11, 1997, other than matters relating to organization and registration. On October 11, 1997, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from federal income tax and, to the extent indicated, Illinois income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Illinois municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

As of May 1, 1998 the Fund ceased offering shares to the public. All shares were redeemed except for 88.183 shares currently held by ND Holdings, the Fund's sponsor. At the time of this report, the future of the Fund's operations has not been determined.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis. As of January 29, 1999 no organizational costs have been amortized leaving an unamortized balance of $35,750.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 29, 1999, a net capital loss carryforward totaling $3,404, which may be used to offset capital gains realized during subsequent years through July 31, 2006.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of July 31, 1998, there were unlimited shares of no par authorized; 88 shares and 88 shares were outstanding as of January 29, 1999 and July 31, 1998, respectively. Transactions in capital shares were as follows:

                                                        Shares
                                          --------------------------------------
                                             For the Six      For the Period
                                            Months Ended      Since Inception
                                          January 29, 1999   (October 11, 1997)
                                            (Unaudited)    Through July 31, 1998
                                          --------------------------------------
Shares sold                                     0                  11,876
Shares issued on reinvestment of dividends      0                      19
Shares redeemed                                 0                 (11,807)
                                          --------------------------------------
Net increase                                    0                      88
                                          ======================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, ND Resources, Inc., the Fund's transfer and accounting services agent, and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. Capital has elected to waive all Investment advisory fees for the six months ended January 29, 1999. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.
Capital has elected to waive all service fees for the six months ended January
29, 1999.   In addition, the Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. ND Holdings, Inc. has assumed all transfer agent and accounting service fees for the six months ended January 29, 1999.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $0 and $0 respectively, for the six months ended January 29, 1999.


Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                                                For the Period
                                                                  For the Six Months           Since Inception
                                                                Ended January 29, 1999        (October 11, 1997)
                                                                     (Unaudited)             Through July 31, 1998
                                                                 -------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $       11.10                   $       11.49
                                                                 -------------------------------------------------
Income from Investment Operations:
     Net Investment Income                                          $         .00                   $         .29
     Net realized and unrealized gain (loss)
     on investments                                                           .00                            (.39)
                                                                 -------------------------------------------------
        Total From Investment Operations                            $         .00                   $        (.10)
                                                                 -------------------------------------------------
Less Distributions:
     Dividends from net investment income                           $         .00                   $        (.29)
     Distributions from net capital gains                                     .00                             .00
                                                                 -------------------------------------------------
        Total Distributions                                         $         .00                   $        (.29)
                                                                 -------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $       11.10                   $       11.10
                                                                ==================================================

Total Return                                                          0.00%(A)(B)                          (.52)%


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                         $      1                         $      1
     Ratio of net expenses (after expense assumption)
     to average net assets                                            0.00%(B)                        0.00%(B)(C)
     Ratio of net investment income to average net assets             0.00%(B)                        4.18%(B)
     Portfolio turnover rate                                          0.00%                         261.63%


(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the period ended July 31, 1997, ND Holdings, Inc. assumed expenses of $26,588. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 33.60%.

The accompanying notes are an integral part of these financial statements.